Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Allocation of Plan Assets
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2024 and March 31, 2025 are summarized in the table below.

	As of March 31, 2024						As of March 31, 2025
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	859.1	Rs.	—	Rs.	—	Rs.	769.1
Funds managed by insurance company (2)		—		14,478.3		—		—		15,803.1		—
Funds managed by trust
— Government securities		—		1,792.6		—		—		1,799.5		—
— Debenture and bonds		—		1,200.9		—		—		1,131.1		—
— Others		581.9		200.5		—		649.8		238.9		—

Total	Rs.	581.9	Rs.	17,672.3	Rs.	859.1	Rs.	649.8	Rs.	18,972.6	Rs.	769.1

							US$	7.6	US$	222.0	US$	9.0

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2024 and March 31, 2025.

	Funds managed by Insurance companies as of March 31,
	2024		2025		2025
	(In millions)
Particulars
Opening balance	Rs.	864.5	Rs.	859.1	US$	10.1
On merger of eHDFC		25.1		—		—
Realized interest credited to fund		64.0		70.2		0.8
Contribution during the period		70.9		88.6		1.0
Amount paid towards claim		(165.4)		(248.8)		(2.9)

Closing balance	Rs.	859.1	Rs.	769.1	US$	9.0

Gratuity
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s consolidated financial statements as of March 31, 2024 and March 31, 2025:

	As of March 31,
	2024		2025		2025
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	11,491.6	Rs.	17,591.9	US$	205.9
On merger of eHDFC		5,421.2		—		—
Service cost		1,968.8		3,213.5		37.6
Interest cost		981.3		1,313.5		15.4
Actuarial(gains)/ losses		(303.0)		611.7		7.2
Benefits paid		(1,968.0)		(1,353.4)		(15.8)

Projected benefit obligation, end of the period		17,591.9		21,377.2		250.3

Change in plan assets:
Fair value of plan assets, beginning of the period		10,916.1		18,951.8		221.8
Fair value of plan assets - Addition on account of acquisition of HDFC Ltd		5,121.2		—		—
Expected return on plan assets		1,036.1		1,283.4		15.0
Actuarial gains/(losses)		2,893.5		237.5		2.8

Actual return on plan assets		3,929.6		1,520.9		17.8
Employer contributions		717.9		1,010.2		11.8

Benefits paid		(1,733.0)		(1,252.9)		(14.7)

Fair value of plan assets, end of the period		18,951.8		20,230.0		236.7

Funded Status	Rs.	1,359.9	Rs.	(1,147.2)	US$	(13.6)

Schedule of Net Benefit Costs
Net gratuity cost for the years ended March 31, 2023, March 31, 2024 and March 31, 2025 comprised the following components:

	Fiscal years ended March 31,
	2023		2024		2025		2025
	(In millions)
Service cost	Rs.	1,398.6	Rs.	1,968.8	Rs.	3,213.5	US$	37.6
Interest cost		773.4		981.3		1,313.5		15.4
Expected return on plan assets		(668.2)		(1,036.1)		(1,283.4)		(15.0)
Actuarial (gains)/losses		137.6		(3,196.5)		374.2		4.4

Net gratuity cost	Rs.	1,641.4	Rs.	(1,282.5)	Rs.	3,617.8	US$	42.4

Schedule of Assumptions Used
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2023	2024	2025
(% per annum)
Discount rate ( * )	5.1-7.9	7.2-8.3	6.5-8.1
Rate of increase in compensation levels of covered employees	6.0-11.0	3.0-15.0	4.0-14.0
Rate of return on plan assets	5.1-7.2	6.5-7.4	6.5-7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

( * )	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
	(In millions)
2026	Rs.	2,788.5
2027		2,389.1
2028		2,262.6
2029		2,085.8
2030		1,969.3
2031 - 2035		8,266.1

Schedule of Allocation of Plan Assets	As of March 31, 2025, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2025
	Funds managed by insurance company (1) ( * )	Funds managed by insurance company (2) ( * )	Funds managed by trust

Government securities	75.2%	44.6%	45.3%
Debenture and bonds	8.6%	13.8%	30.5%
Equity securities	9.9%	39.2%	5.1%
Other	6.3%	2.4%	19.1%

Total	100.0%	100.0%	100.0%

( * )	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2025 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s consolidated financial statements as of March 31, 2024 and March 31, 2025:

	As of March 31,
	2024		2025		2025
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	1,018.0	Rs.	987.3	US$	11.6
Plan amendment (prior service cost)		—		—		—
Service cost		16.0		28.4		0.3
Interest cost		76.4		71.6		0.8
Actuarial (gains)/losses		(24.6)		274.7		3.2
Benefits paid		(98.5)		(111.7)		(1.3)

Projected benefit obligation, end of the period		987.3		1,250.3		14.6

Change in plan assets:
Fair value of plan assets, beginning of the period		3.0		161.5		1.9
Expected return on plan assets		6.5		10.5		0.1

Actuarial gains/(losses)		8.8		1.3		—

Actual return on plan assets		15.3		11.8		0.1
Employer contributions		241.7		99.9		1.2

Benefits paid		(98.5)		(111.7)		(1.3)

Fair value of plan assets, end of the period		161.5		161.5		1.9

Funded Status	Rs.	(825.8)	Rs.	(1,088.8)	US$	(12.7)

Schedule of Net Benefit Costs
Net pension cost for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025 comprised the following components:

	As of March 31,
	2023		2024		2025		2025
	(In millions)
Service cost	Rs.	18.5	Rs.	16.0	Rs.	28.4	US$	0.3
Interest cost		57.3		76.4		71.6		0.8
Expected return on plan assets		(0.4)		(6.5)		(10.5)		(0.1)
Actuarial (gains)/losses		219.2		(33.4)		273.4		3.2

Net pension cost	Rs.	294.6	Rs.	52.5	Rs.	362.9	US$	4.2

Schedule of Assumptions Used
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2023	2024	2025
	(% per annum)
Discount rate ( * )	7.9	7.7	7.2
Rate of increase in compensation levels of covered employees	10.0	7.0	7.0
Rate of return on plan assets	6.5	6.5	6.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table.

( * )	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
	(In millions)

2026	Rs.	106.4
2027		118.6
2028		128.1
2029		184.0
2030		197.2
2031-2035		993.1

Schedule of Allocation of Plan Assets	The weighted-average asset allocation of said plan assets for the pension benefits as of March 31, 2025 is as follows:

Asset category	Funds managed by trust
Government securities	89.3%
Debenture and bonds	10.7%
Other	—

Total	100.0%